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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 120.7%
			Aerospace & Defense: 0.1%
	1,112,110		Data Device Corp. (DDC), First Lien Term Loan, 8.000%, 07/11/18	$1,114,891	0.1

			Automotive: 3.3%
	1,187,500		BBB Industries, LLC, Term Loan B, 5.500%, 03/27/19	1,191,953	0.1
	1,500,000		Cooper-Standard Automotive Inc., Term Loan B, 4.000%, 04/01/21	1,502,812	0.2
	7,000,000		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,984,691	0.8
	5,907,898		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	5,912,819	0.7
	997,380		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	947,511	0.1
	3,200,000		Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, 04/30/19	3,222,640	0.4
	648,125		Key Safety Systems, Inc., Term Facility, 4.750%, 05/15/18	651,528	0.1
EUR	1,481,250		Metaldyne, LLC, Term Loan E, 4.750%, 12/15/18	2,031,786	0.2
	2,828,262		Metaldyne, LLC, USD Term Loan B, 4.250%, 12/31/18	2,837,454	0.3
	587,189		Schrader International, Lux Term Loan, 5.000%, 04/27/18	589,758	0.1
	451,697		Schrader International, US Term Loan, 5.000%, 04/27/18	453,673	0.0
	544,500		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	547,733	0.1
	1,575,552		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	1,582,445	0.2
				28,456,803	3.3

			Building & Development: 2.5%
	1,250,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	1,275,000	0.1
	4,622,652		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	4,644,323	0.5
	3,100,000	(1)	Doosan Infracore Bobcat Holdings Co., Ltd., Term Loan B, 05/27/21	3,115,463	0.4
	1,467,625		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,477,715	0.2
	4,137,218		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,139,158	0.5
	3,969,640		Ply Gem Industries, Inc., Term Loan, 4.000%, 01/30/21	3,941,729	0.4
	815,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	835,375	0.1
	2,328,250		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	2,330,434	0.3
				21,759,197	2.5

			Business Equipment & Services: 11.5%
	7,934,323		Acosta, Inc., Upsized Term Loan B, 4.250%, 03/02/18	7,970,686	0.9
	2,391,745		Advantage Sales & Marketing, Inc., December 2013 Upsized First Lien Term Loan, 4.250%, 12/17/17	2,399,432	0.3
	1,170,000		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	1,193,400	0.1
	1,250,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	1,279,687	0.2
	3,910,599		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,912,636	0.5
	3,283,500		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,289,657	0.4
	920,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	930,734	0.1
	2,210,000		Catalina Marketing Corporation, First Lien Term Loan, 4.500%, 04/01/21	2,213,454	0.3
	1,700,000		Catalina Marketing Corporation, Second Lien Term Loan, 7.750%, 04/01/22	1,702,125	0.2
	3,991,231		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/15/19	3,996,220	0.5
	5,448,825		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	5,476,069	0.6
	1,860,000		CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,887,900	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Business Equipment & Services: (continued)
EUR	645,000		CPA Global Financing, First Lien Term Loan Euro, 4.750%, 11/30/20	$889,359	0.1
	648,375		CPA Global Financing, First Lien Term Loan USD, 4.500%, 11/30/20	654,454	0.1
	856,000		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	859,210	0.1
	1,500,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	1,515,000	0.2
	1,018,371		GCA Services, Replacement Term Loan, 4.272%, 11/01/19	1,019,644	0.1
	1,246,747		Information Resources, Inc., Term Loan B, 4.750%, 09/30/20	1,249,864	0.1
	5,000,000	(1)	Interactive Data Corporation, Term Loan B, 05/01/21	5,043,750	0.6
	937,500		ION Trading Technologies Limited, First Lien Term Loan, 4.500%, 05/22/20	938,672	0.1
	900,000		ION Trading Technologies Limited, Second Lien Term Loan, 8.250%, 05/21/21	906,750	0.1
	5,809,524		iQor, 1st Lien Term Loan, 6.000%, 02/15/21	5,555,357	0.6
	2,500,000		iQor, 2nd Lien Term Loan, 9.750%, 02/15/22	2,379,688	0.3
	1,000,000		Knowledge Universe Education, LLC, Term loan B, 5.250%, 03/20/21	1,012,500	0.1
	1,975,000	(1)	Learning Care Group, Term loan, 05/01/21	1,999,688	0.2
	3,354,839		Legal Shield, First Lien Term Loan, 6.250%, 07/01/19	3,394,677	0.4
	2,000,000		Legal Shield, Second Lien Term Loan, 9.750%, 07/01/20	2,046,250	0.2
	3,902,563		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	3,917,198	0.5
	2,981,250		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,900,756	0.3
	2,599,200		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	2,623,297	0.3
	2,084,250		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,084,902	0.2
	1,443,750		SGS International, Term Loan, 4.250%, 10/17/19	1,448,262	0.2
	2,530,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	2,552,137	0.3
GBP	1,140,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.750%, 11/30/19	1,931,301	0.2
	780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	786,175	0.1
EUR	500,000		Sophos, Term Loan B EUR, 5.250%, 01/30/21	687,113	0.1
	2,600,000		Sophos, Term Loan B USD, 5.000%, 01/30/21	2,615,166	0.3
	915,053		StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	913,528	0.1
	232,511		StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	234,110	0.0
	2,440,734		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/09/20	2,449,474	0.3
	3,529,758		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,531,876	0.4
	591,111		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	594,806	0.1
	1,308,889		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	1,317,069	0.2
	2,102,977		Transfirst Holdings, Inc., First Lien Term Loan, 4.000%, 12/27/17	2,106,483	0.2
	742,500		Wash Multi-Family Services, USD Term Loan, 4.503%, 02/21/19	742,500	0.1
				99,153,016	11.5

			Cable & Satellite Television: 2.8%
	2,202,161		LIBERTY CABLEVISION OF PUERTO RICO LLC., '1st Lien, 6.000%, 06/09/17	2,213,172	0.3
	1,985,001		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,992,445	0.2
	4,386,950		RCN Cable, Term Loan B, 4.500%, 02/25/20	4,405,459	0.5
GBP	3,250,000		Virgin Media Investment Holdings Limited, Term loan E (GBP), 3.500%, 06/30/23	5,452,025	0.6
	2,370,000		WaveDivision Holdings LLC, New Term Loan B, 4.000%, 10/01/19	2,375,906	0.3

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
	7,821,377	Wideopenwest Finance, LLC, Term Loan B, 4.750%, 04/01/19	$7,865,983	0.9
			24,304,990	2.8

		Chemicals & Plastics: 6.9%
	3,052,350	Armacell, First Lien Term Loan USD, 5.500%, 06/30/20	3,056,165	0.4
	4,900,467	Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	4,912,718	0.6
EUR	918,063	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing Euro Term Loan, 4.250%, 02/02/20	1,262,876	0.1
	3,708,094	Axalta Coating Systems (fka DuPont Performance Coatings), 2014 Specified Refinancing TermB Loan, 4.000%, 02/02/20	3,741,930	0.4
	1,404,360	AZ Chem US Inc., Term Loan B, 5.250%, 12/22/17	1,409,626	0.2
	1,000,000	Ennis Flint (a.k.a Road Infrastructure Investment LLC), First Lien Term Facility, 4.250%, 04/01/21	997,083	0.1
	650,000	Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	665,437	0.1
	4,941,259	Houghton International, Inc., USD First Lien Term Loan, 4.000%, 12/20/19	4,953,612	0.6
	5,363,115	Ineos US Finance LLC, Cash Dollar Term Loan, 3.750%, 05/04/18	5,339,652	0.6
	985,453	KLEOPATRA LUX 2 S.À. R.L, New Term Loan B, 4.750%, 12/21/16	993,255	0.1
	900,000	Kronos Worldwide, Inc., Term Loan B Facility, 4.750%, 02/21/20	907,594	0.1
	3,424,125	MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	3,426,977	0.4
	2,075,915	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	2,084,997	0.2
	1,077,092	Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	1,081,805	0.1
EUR	1,552,974	Monarch (Allnex S.a.r.l.), First Lien Term Loan Euro, 4.750%, 10/01/19	2,124,875	0.2
	218,701	Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	225,353	0.0
EUR	2,189,000	Oxea S.a.r.l., First Lien Term Loan Euro, 4.500%, 01/15/20	3,013,775	0.4
	3,149,175	Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	3,155,080	0.4
	1,100,000	Oxea S.a.r.l., Second Lien Term Loan USD, 8.250%, 07/15/20	1,113,750	0.1
	2,151,606	Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	2,174,020	0.3
	4,211,042	Tronox Pigments (Netherlands) BV, Term Loan, 4.000%, 03/19/20	4,221,194	0.5
	5,612,605	Univar Inc., Term Loan B, 5.000%, 06/30/17	5,624,633	0.7
	2,900,853	Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	2,917,171	0.3
			59,403,578	6.9

		Clothing/Textiles: 0.6%
	3,690,036	Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,714,637	0.4
	1,328,140	Vince, LLC, Term Loan, 6.000%, 11/30/19	1,346,403	0.2
			5,061,040	0.6

		Conglomerates: 1.2%
	1,232,260	Jason Incorporated, Upsized Term Loan B, 5.000%, 02/28/19	1,234,556	0.1
	3,950,000	ServiceMaster Company, Term Loan, 4.250%, 01/31/17	3,955,996	0.5
CAD	698,500	Spectrum Brands, Inc., $CAD Term Loan, 5.001%, 12/17/19	643,389	0.1
	3,572,050	Waterpik, First Lien, 5.750%, 07/01/20	3,585,445	0.4
	1,170,809	WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	1,180,322	0.1
			10,599,708	1.2

		Containers & Glass Products: 2.8%
	497,500	Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	500,920	0.1

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Containers & Glass Products: (continued)
	888,750		Bway Holding Corporation, Term Loan B, 4.500%, 08/07/17	$892,749	0.1
	1,985,000		EveryWare, Inc., Term Loan, 7.500%, 05/21/20	1,454,013	0.2
	3,007,813		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/18	3,018,623	0.3
	1,872,197		Otter Products, Term Loan B, 5.250%, 04/29/19	1,874,926	0.2
	2,216,782		Pro Mach, Inc, Term Loan, 4.500%, 07/06/17	2,222,325	0.3
EUR	964,636		Reynolds Group Holdings Inc, Eur Term Loan, 4.250%, 12/15/18	1,328,093	0.1
	7,402,590		Reynolds Group Holdings Inc, USD Term Loan, 4.000%, 12/15/18	7,420,068	0.9
	2,567,813		TricorBraun, Term Loan, 4.000%, 05/03/18	2,576,371	0.3
	1,881,817	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,887,698	0.2
	1,078,859	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 05/23/20	1,082,230	0.1
				24,258,016	2.8

			Cosmetics/Toiletries: 0.4%
	3,290,726		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	3,291,756	0.4

			Diversified Insurance: 4.9%
	3,903,038		Alliant Holdings, I, LLC, Term Loan B, 4.250%, 12/20/19	3,911,527	0.4
	6,378,691		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	6,399,619	0.7
	3,790,500		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/15/21	3,802,345	0.4
	1,000,000		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/15/22	1,017,813	0.1
	1,885,750		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,847,249	0.2
	1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,361,500	0.2
	10,945,000		Hub International Limited, Term Loan B, 4.250%, 10/02/20	10,957,313	1.3
	4,255,410		National Financial Partners Corp., Add-On Term Loan B, 5.250%, 07/01/20	4,284,002	0.5
	3,400,000		Sedgwick Holdings, Inc., 1st Lien Term Loan, 3.750%, 02/28/21	3,359,625	0.4
	2,300,000		Sedgwick Holdings, Inc., 2nd Lien Term Loan, 6.750%, 02/28/22	2,301,438	0.3
	3,347,752		USI, Inc., Term Loan, 4.250%, 12/27/19	3,354,029	0.4
				42,596,460	4.9

			Drugs: 0.4%
	1,375,000		Akorn, Inc.,Term Loan, 4.500%, 11/01/20	1,382,448	0.2
	1,950,000		Salix Pharmaceuticals Ltd, Term Loan, 4.250%, 01/02/20	1,962,593	0.2
				3,345,041	0.4

			Ecological Services & Equipment: 0.8%
	3,700,000		4L Holdings Inc., Term loan B, 5.500%, 05/08/20	3,708,095	0.4
	2,408,637		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	2,397,849	0.3
	902,196		Waste Industries USA, Inc., New Term Loan B, 4.250%, 03/17/17	904,076	0.1
				7,010,020	0.8

			Electronics/Electrical: 15.1%
	2,892,750		Active Network, Inc., First Lien Term Loan, 5.500%, 11/18/20	2,898,174	0.3
	3,500,000		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/26/20	3,508,750	0.4
	1,400,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/26/21	1,417,500	0.2
	1,891,228		Aspect Software, Inc., Term Loan, 7.250%, 05/09/16	1,906,594	0.2
	4,082,819		Attachmate Corporation, First Lien Term Loan, 7.250%, 11/22/17	4,119,822	0.5
	3,500,000		Avast Software, Term Loan, 5.000%, 03/21/20	3,500,728	0.4
	6,032,164		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	6,079,293	0.7
	5,625,005		Blue Coat Systems, Inc., First Lien Term Loan, 4.000%, 05/31/19	5,629,398	0.7

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Electronics/Electrical: (continued)
	1,850,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	$1,885,844	0.2
EUR	2,842,875		BMC Software, Inc., Euro Term Loan, 5.500%, 08/19/20	3,913,111	0.5
	6,533,625		BMC Software, Inc., U.S. Term Loan, 5.000%, 08/19/20	6,556,885	0.8
EUR	3,731,250		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	5,110,978	0.6
	12,910,025		Dell International LLC, Term B Loans, 4.500%, 04/30/20	12,908,553	1.5
	1,000,000	(1)	ECI, Term Loan B, 04/30/21	1,008,750	0.1
	4,712,396		Epicor Software Corporation, Term Loan B-2, 4.000%, 05/16/18	4,721,967	0.5
	4,629,244		Epiq Systems, Inc., Term Loan, 4.250%, 08/27/20	4,646,603	0.5
	1,095,000		Eze Castle Software, Inc., 2nd Lien Term Loan, 7.250%, 04/04/21	1,093,631	0.1
	2,977,500		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	2,981,222	0.3
	3,000,000		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	3,024,375	0.3
	7,767,705		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 03/01/20	7,786,153	0.9
	2,238,750		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,252,731	0.3
	10,355,638		Go Daddy Operating Company, LLC, Term Loan, 4.750%, 05/05/21	10,416,581	1.2
	992,481		Greeneden U.S. Holdings II, L.L.C., Add On Term Loan, 4.000%, 02/08/20	990,000	0.1
EUR	1,980,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	2,712,532	0.3
	1,667,188		Hyland Software, Inc., First Lien Term Loan, 4.750%, 10/25/19	1,677,954	0.2
	3,727,756		Infor (US), Inc., Term Loan B5, 3.750%, 06/03/20	3,711,778	0.4
	4,049,823		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	4,070,072	0.5
	1,800,000		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,809,000	0.2
EUR	598,500		Oberthur Technologies, Tranche B-1 Term Loans, 4.750%, 10/15/19	825,680	0.1
	1,396,500		Oberthur Technologies, Tranche B-2 Term Loans, 4.500%, 10/15/19	1,404,320	0.2
	2,024,925		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 10/31/20	2,040,956	0.2
	575,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 04/30/21	582,906	0.1
	1,671,525		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,681,972	0.2
	5,637,647		RedPrairie Corporation, First Lien Term Loan, 6.000%, 12/21/18	5,636,238	0.7
	1,400,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	1,406,563	0.2
	1,759,769		Web.com Group, Inc., Term Loan, 4.500%, 10/27/17	1,776,267	0.2
	855,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	861,143	0.1
	1,721,988		Websense, Inc., Term Loan B, 4.500%, 06/25/20	1,731,316	0.2
				130,286,340	15.1

			Financial Intermediaries: 1.6%
	3,002,945		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	3,016,083	0.3
	1,691,500		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,700,487	0.2
	1,981,963		MIP Delaware, LLC, Term Loan, 4.000%, 03/09/20	1,990,635	0.2
	1,089,000		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,073,808	0.1
	3,391,500		Santander Asset Management, Term Loan B-1 USD, 4.250%, 11/30/20	3,399,979	0.4
EUR	997,500		Santander Asset Management, Term Loan B-2 EURO, 4.500%, 11/30/20	1,366,881	0.2

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Financial Intermediaries: (continued)
	1,476,300	Walker & Dunlop, Term Loan, 5.500%, 12/15/20	$1,502,135	0.2
			14,050,008	1.6

		Food Products: 4.5%
	5,451,199	Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,451,199	0.6
	3,500,000	Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	3,400,835	0.4
	2,773,654	Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	2,780,588	0.3
	4,500,000	Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/04/21	4,467,659	0.5
	2,000,000	Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/04/21	2,008,750	0.3
	4,416,625	CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	4,447,541	0.5
	1,000,000	CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	1,020,000	0.1
EUR	7,100,000	D.E. Master Blenders, Term Loan B2, 4.500%, 10/01/18	9,727,366	1.1
	1,097,250	Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 01/15/21	1,098,073	0.1
	700,000	Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 07/15/21	693,875	0.1
	2,052,149	NPC International, Term Loan, 4.000%, 12/28/18	2,053,432	0.3
GBP	750,000	United Biscuits Holdco Limited, Facility B1 (GBP), 4.988%, 07/31/20	1,267,220	0.2
			38,416,538	4.5

		Food Service: 1.1%
	3,850,000	CEC Entertainment, Inc., First Lien Term Loan, 4.250%, 02/14/21	3,824,332	0.5
	1,159,932	Hearthside Food Solutions, LLC, Term Loan, 6.500%, 06/07/18	1,162,832	0.1
	1,203,893	P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,203,141	0.1
	3,952,519	Weight Watchers International, Inc., Term Loan B-2, 4.000%, 04/02/20	3,147,193	0.4
			9,337,498	1.1

		Food/Drug Retailers: 1.4%
	900,934	Albertsons LLC,Term Loan B1, 4.250%, 03/21/16	904,533	0.1
	2,572,849	Albertsons LLC,Term Loan B2, 4.750%, 03/21/19	2,587,846	0.3
	2,345,543	Del Taco, Term Loan, 5.504%, 10/01/18	2,357,270	0.3
	1,350,000	Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/20/21	1,354,782	0.1
	1,612,869	Sprouts Farmers Market, Term Loan, 4.000%, 04/23/20	1,615,390	0.2
	1,916,105	Vestcom International, Inc., Term Loan, 5.507%, 12/26/18	1,920,895	0.2
	729,892	WIS International, First Lien, 5.751%, 12/20/18	731,260	0.1
	500,000	WIS International, Second Lien, 10.250%, 06/01/19	500,000	0.1
			11,971,976	1.4

		Forest Products: 0.1%
	643,500	Xerium Technologies, Inc., Term Loan B, 5.750%, 05/01/19	648,862	0.1

		Health Care: 13.1%
	3,150,000	Accellent, Inc., First lien term loan, 4.500%, 03/01/21	3,137,696	0.4
	500,000	Accellent, Inc., Second lien term loan, 7.500%, 03/01/22	496,875	0.1
	1,275,000	Aegis Sciences, 1st Lien Term Loan, 5.500%, 02/19/21	1,289,344	0.1
	1,957,464	ATI Physical Therapy, Term Loan B, 5.000%, 12/20/19	1,980,709	0.2
	1,200,000	CareCore National, LLC, Term Loan B, 5.500%, 02/20/21	1,209,000	0.1
	2,914,603	Catalent Pharma Solutions, Inc., USD term loan, 4.500%, 05/08/21	2,931,679	0.3
	2,492,721	CHG Medical Staffing, Inc., New First Lien term, 4.250%, 11/19/19	2,493,760	0.3
	356,522	CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	363,058	0.0
	2,394,000	CHS/Community Health Systems, Inc., Term Loan D, 4.250%, 01/27/21	2,410,459	0.3
	2,400,000	Connolly / iHealth Technologies, First Lien, 5.000%, 05/12/21	2,418,000	0.3

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Health Care: (continued)
1,900,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/12/22	$1,928,500	0.2
2,078,438		ConvaTec, Dollar Term Loan, 4.000%, 12/22/16	2,084,285	0.2
3,226,144		DJO Finance LLC, First Lien term Loan, 4.250%, 09/05/17	3,239,755	0.4
2,522,493		Envision Healthcare Corporation, Term Loan B, 4.000%, 05/25/18	2,526,435	0.3
4,228,750		Envision Pharmaceutical Services, First Lien Term Loan, 5.750%, 11/04/20	4,260,466	0.5
4,250,027		Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	4,260,121	0.5
6,300,000		Ikaria Acquisition Inc., First Lien Term Loan, 5.000%, 02/05/21	6,338,720	0.7
1,350,000		Ikaria Acquisition Inc., Second Lien Term Loan, 8.750%, 02/05/22	1,372,275	0.2
1,828,487		Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	1,833,059	0.2
7,364,590		Kinetic Concepts, Inc., E-1, 4.000%, 05/04/18	7,380,372	0.9
2,250,000		Medpace Holdings, Inc., Term loan B, 5.000%, 04/05/21	2,258,437	0.3
4,133,938		MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	4,159,775	0.5
7,500,000		Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	7,556,250	0.9
4,025,455		Multiplan, Inc, Term loan, 4.000%, 04/01/21	4,013,712	0.5
6,964,027		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	6,994,494	0.8
1,473,554		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	1,506,709	0.2
2,500,000	(1)	Ortho-Clinical Diagnostics, Inc., Term loan B, 06/30/21	2,513,830	0.3
500,000		Packaging Coordinators, Inc., Delayed Draw Term Loan, 5.503%, 05/10/20	500,000	0.1
942,875		Packaging Coordinators, Inc., Delayed Draw Term Loan, 5.500%, 05/31/20	942,875	0.1
9,943,878		Par Pharmaceutical Companies, B-2, 4.000%, 09/28/19	9,937,663	1.1
2,947,712		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	2,954,162	0.3
2,860,408		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	2,876,498	0.3
2,194,163		Surgical Care Affiliates LLC, Class C Term Loan, 4.000%, 06/29/18	2,190,707	0.3
544,500		Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	540,757	0.1
3,642,012		United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	3,672,361	0.4
6,232,551		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.750%, 08/05/20	6,232,981	0.7
			112,805,779	13.1

		Home Furnishings: 1.0%
4,847,996		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	4,861,251	0.6
3,893,584		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	3,902,508	0.4
			8,763,759	1.0

		Industrial Equipment: 5.5%
4,572,063		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	4,577,303	0.5
2,464,767		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	2,475,038	0.3
1,333,176		Ameriforge Group Inc., Upsized First Lien Term Loan, 5.000%, 12/19/19	1,339,842	0.2
582,500		Ameriforge Group Inc., Upsized Second Lien Term Loan, 8.750%, 12/19/20	594,150	0.1
3,888,231		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	3,808,036	0.5
1,765,575		Aquilex LLC (a.k.a Hydrochem), Term Loan, 5.000%, 12/31/20	1,775,506	0.2
1,060,396		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,062,605	0.1
104,775		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	104,993	0.0

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Industrial Equipment: (continued)
	320,479		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	$321,146	0.0
EUR	670,927		CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	923,720	0.1
EUR	204,073		CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	280,963	0.0
	1,980,000		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	1,985,570	0.2
	683,288		Filtration Group Corporation, First Lien Term Loan, 4.500%, 11/30/20	689,437	0.1
EUR	2,274,286		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	3,125,658	0.4
	6,965,000		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	6,968,483	0.8
	6,746,100		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,678,639	0.8
	2,732,727		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,751,515	0.3
	3,940,000		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	3,937,538	0.5
	1,169,835		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.750%, 05/09/17	1,173,734	0.1
	900,000		SunSource, First Lien Term Loan, 4.750%, 02/15/21	903,094	0.1
	1,000,000		VAT Holding, Term Loan B, 4.750%, 02/28/21	1,007,500	0.1
	917,700		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	919,994	0.1
	325,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	327,438	0.0
				47,731,902	5.5

			Leisure Good/Activities/Movies: 2.8%
	4,000,000	(1)	24 Hour Fitness Worldwide, Inc, Term Loan B, 05/15/21	4,020,000	0.5
	2,450,312		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	2,470,527	0.3
	3,472,481		Equinox Holdings, Inc., First Lien Term Loan, 4.251%, 01/31/20	3,476,822	0.4
	500,000		Equinox Holdings, Inc., Second Lien Term Loan, 9.750%, 07/31/20	500,625	0.0
	4,788,644		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	4,842,516	0.6
	162,857		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	168,048	0.0
	1,445,500		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	1,447,849	0.2
	3,133,154		SRAM, LLC, First Lien Term Loan, 4.006%, 04/10/20	3,109,655	0.3
	760,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	754,617	0.1
	771,125		Warner Music Group, Incremental Term Loan, 3.750%, 07/01/20	758,956	0.1
	2,550,563		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,461,293	0.3
				24,010,908	2.8

			Lodging & Casinos: 5.6%
	2,327,437		American Casino and Entertainment Properties LLC, 1st Lien Term Loan, 4.500%, 07/02/19	2,341,984	0.3
	4,555,442		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	4,567,778	0.5
	1,984		Caesars Entertainment Resort Properties, LLC, Term Loan, 7.000%, 10/15/20	1,983	0.0
	3,552,501		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	3,563,603	0.4
	851,196		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	853,988	0.1
	500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	508,750	0.0
	4,987,500		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	5,030,517	0.6
	845,005	^,(2),(3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	190,126	0.0
	1,690,010	^,(2),(3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	380,252	0.0

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Lodging & Casinos: (continued)
	723,265		Global Cash Access, Inc., Term Loan, 4.000%, 03/01/16	$724,621	0.1
	1,002,488		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,028,164	0.1
	2,339,138		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,399,050	0.3
	550,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	570,625	0.1
	4,000,000		La Quinta, First Lien Term Loan, 4.000%, 03/01/21	4,005,000	0.5
	3,840,185		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	3,940,990	0.4
	10,473,750		Scientific Games International, Inc.,Term Loan B, 4.250%, 09/30/20	10,425,309	1.2
	4,074,974		Station Casinos LLC, Term Loan, 4.250%, 02/28/20	4,086,160	0.5
	3,500,000	(1)	Twin River Management Group, Inc., Term Loan B, 5.250%, 06/30/20	3,494,166	0.4
	524,333		Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	522,039	0.1
				48,635,105	5.6

			Nonferrous Metals/Minerals: 1.2%
	4,634,368		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/01/19	4,689,401	0.5
	5,000,000		Minerals Technologies, Senior Secured Term Loan, 4.000%, 04/18/21	5,025,000	0.6
	498,750		TMS International,Term B Loan, 4.500%, 11/01/20	500,412	0.1
				10,214,813	1.2

			Oil & Gas: 1.0%
	5,117,196		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	5,155,575	0.6
	332,761		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	338,896	0.0
	2,354,817		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/30/21	2,375,128	0.3
	997,500		Western Refining, Inc., Term Loan, 4.250%, 11/30/20	1,005,293	0.1
				8,874,892	1.0

			Publishing: 3.8%
	568,723		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	551,662	0.1
	3,100,000		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	3,156,671	0.4
	716,492		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	577,224	0.1
	858,241		Dex Media West, LLC, Term Loan, 8.000%, 12/30/16	775,636	0.1
	2,000,000	(1)	Flint Group Holdings S.A.R.L., 2nd Lien, 04/30/22	2,009,166	0.2
	2,122,344		Flint Group Holdings S.A.R.L., TL B9 new add-on, 5.584%, 12/31/16	2,129,422	0.2
	42,861		Flint Group Holdings S.A.R.L., TL C7USD, 5.584%, 12/31/16	43,004	0.0
	250,000	(1)	Flint Group Holdings S.A.R.L., USD TL B1, 5.584%, 04/30/21	249,766	0.0
	179,070	(1)	Flint Group Holdings S.A.R.L., USD TL B2, 5.584%, 04/30/21	178,902	0.0
	70,930	(1)	Flint Group Holdings S.A.R.L., USD TL C, 5.584%, 04/30/21	70,864	0.0
	347,312		HIBU PLC (fka Yell Group PLC), Facility A2, 5.253%, 03/18/19	289,137	0.0
EUR	40,725	X	HIBU PLC (fka Yell Group PLC), Spanish facility, 03/18/19	–	0.0
	1,270,750		McGraw Hill Global Education, TLB, 5.750%, 03/22/19	1,291,400	0.2
	1,631,988		Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,336,871	0.2
	2,985,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	3,018,581	0.4
	1,250,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	1,262,500	0.1
	1,739,375		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	1,197,994	0.1
	4,965,000		Springer Science + Business Media S.A., Initial Term B2 Loan, 5.000%, 08/01/20	4,974,309	0.6
	3,317,069		SuperMedia, Inc., Term Loan, 11.600%, 12/30/16	2,769,752	0.3

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†			Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
			Publishing: (continued)
	6,715,625		Tribune Company, Term Loan B, 4.000%, 12/31/20	$6,718,775	0.8
				32,601,636	3.8

			Radio & Television: 3.5%
	6,921,330		Clear Channel Communications, Inc., TLE, 7.650%, 07/30/19	6,937,194	0.8
	4,527,116		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	4,543,387	0.5
	471,530		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	473,593	0.1
	1,271,813		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,282,941	0.1
	500,000	(1)	Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	510,312	0.1
	3,940,768		Media General, Inc, DDTerm Loan-B, 4.250%, 07/31/20	3,967,837	0.5
	1,697,409		Raycom TV Broadcasting, LLC, Term Loan B, 4.250%, 05/31/17	1,700,592	0.2
	1,570,233		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,568,762	0.2
	3,712,500		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,706,311	0.4
	5,415,159		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	5,405,006	0.6
				30,095,935	3.5

			Retailers (Except Food & Drug): 11.9%
	1,990,000		99 Cents Only Stores,Term Loan Facility, 4.500%, 01/15/19	2,000,780	0.2
	5,083,585		Academy Ltd.,Term Loan (2012 refi), 4.500%, 08/03/18	5,104,636	0.6
EUR	1,525,000		Action Holding B.V., Facility C, 5.313%, 03/08/19	2,105,439	0.2
GBP	3,000,000		B&M Retail Ltd, Facility B, 5.737%, 02/28/20	5,030,899	0.6
	11,457,894		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	11,486,493	1.3
	2,350,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	2,421,381	0.3
	1,916,618		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	1,933,090	0.2
	2,708,905		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	2,729,205	0.3
	9,493,421		Hudson's Bay Company, Term Loan, 4.750%, 10/15/20	9,597,554	1.1
	3,500,000		J. Crew, TLB, 4.080%, 03/01/21	3,485,562	0.4
	1,750,000		Lands' End, Inc., TLB, 4.250%, 03/17/21	1,750,273	0.2
	3,896,838		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	3,895,623	0.4
	5,500,000	(1)	Men's Wearhouse, Term Loan, 07/01/21	5,515,785	0.6
	4,000,000		National Vision, Inc., First Lien Term Loan, 4.000%, 03/13/21	3,973,332	0.5
	1,300,000		National Vision, Inc., Second Lien Term Loan, 6.750%, 03/13/22	1,299,188	0.1
	10,937,588		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/31/20	10,929,231	1.3
	4,548,987		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	4,548,987	0.5
	5,103,042		OneStopPlus, First Lien Term Loan, 4.500%, 03/15/21	5,166,830	0.6
	3,910,125		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	3,901,980	0.5
	2,275,000		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,282,583	0.3
	1,815,726		Pep Boys, Term Loan B, 4.250%, 10/11/18	1,824,783	0.2
	781,327		Pilot Travel Centers LLC, Incremental Term Loan B, 4.250%, 08/07/19	785,072	0.1
	3,050,053		Savers, Term Loan B, 5.000%, 07/09/19	3,065,303	0.4
	948,549		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	949,735	0.1
	1,600,000		Stuart Weitzman Holdings, LLC, Term Loan, 4.500%, 03/05/20	1,594,000	0.2
	1,650,000		Talbots Inc. (The), First Lien Term Loan, 4.750%, 03/20/20	1,641,750	0.2
	3,118,180		Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	2,632,264	0.3
	652,524		Toys "R" Us, Inc., Term Loan B-2, 5.250%, 05/25/18	513,863	0.1

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: (continued)
		Retailers (Except Food & Drug): (continued)
941,792		Toys "R" Us, Inc., Term Loan B-3, 5.250%, 05/25/18	$741,661	0.1
			102,907,282	11.9

		Steel: 1.1%
9,827,756		FMG Resources (August 2006) Pty Ltd, Term Loan, 3.750%, 06/30/19	9,828,523	1.1

		Surface Transport: 0.7%
1,185,045		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	1,170,972	0.1
3,223,489		Wabash National Corporation, Term Loan B, 4.500%, 05/15/19	3,231,548	0.4
1,995,000		YRC Worldwide Inc., First Lien Term Loan, 8.000%, 02/28/19	2,004,975	0.2
			6,407,495	0.7

		Telecommunications: 5.7%
1,876,250		Alcatel-Lucent, US Term Loan, 4.500%, 01/30/19	1,882,896	0.2
2,525,000		Aricent Group, First Lien Term Loan, 5.500%, 04/07/21	2,536,047	0.3
4,864,001		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	4,882,848	0.6
1,750,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,798,125	0.2
4,215,720		Avaya Inc., Term B-3 Loan, 4.727%, 10/26/17	4,088,662	0.5
4,435,102		Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	4,415,007	0.5
2,722,552		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	2,739,992	0.3
4,184,516		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,166,732	0.5
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	845,042	0.1
581,181		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	584,232	0.1
2,675,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	2,685,031	0.3
2,000,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	2,006,250	0.2
1,940,250		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,940,735	0.2
4,981,702		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	5,010,347	0.6
2,900,000	(1)	XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,914,500	0.3
6,752,103		Zayo Group, LLC, Term Loan B, 4.000%, 07/02/19	6,750,895	0.8
			49,247,341	5.7

		Utilities: 1.8%
2,600,000		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	2,622,750	0.3
661,150		Channelview Cogeneration, Term Loan, 4.250%, 05/08/20	666,109	0.1
2,438,350		EquiPower Resources Holdings, LLC, Term Loan B, 4.250%, 12/21/18	2,451,559	0.3
1,985,005		EquiPower Resources Holdings, LLC, Upsized Term Loan C, 4.250%, 12/31/19	1,998,032	0.2
3,326,400		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,335,963	0.4
143,717	^,(2),(3)	Longview Power, LLC, DIP Facility, 2.700%, 11/19/16	237,132	0.0
2,830,241	^,(2),(3)	Longview Power, LLC, Extended Term Loan, 10/31/17	1,860,883	0.2
2,583,525		Utility Services Associates, Term Loan, 6.750%, 10/18/19	2,602,902	0.3
			15,775,330	1.8

	Total Senior Loans
	(Cost $1,042,701,627)		1,042,966,438	120.7

OTHER CORPORATE DEBT: –%
		Publishing: –%
639,053	X	HIBU PLC (fka Yell Group PLC), Facility B2, 03/18/24	–	0.0

	Total Other Corporate Debt
	(Cost $189,308)		–	0.0

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.8%
231	@,X	AR Broadcasting (Warrants)	–	0.0

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: (continued)
888,534	@,R,X	Ascend Media (Residual Interest)	$–	0.0
2,813,549		Carador Placing	2,574,397	0.3
2,609	@,X	Caribe Media Inc.	–	0.0
89,600	@	Cengage Learning	3,136,000	0.4
18,583	@	Dex Media Inc.	184,344	0.0
246,734	@,X	Eagle Topco 2013 Limited	–	0.0
8	@,X	Faith Media Holdings, Inc. (Residual Interest)	130,692	0.0
24,471	@	Glodyne Techoserve, Ltd.	2,870	0.0
748,143	@,X	GTS Corp.	–	0.0
29,687	@	Hawaiian Telcom	829,158	0.1
106,702	@,X	Northeast Biofuels (Residual Interest)	–	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	–	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	–	0.0
	Total Equities and Other Assets
	(Cost $6,006,443)		6,857,461	0.8

	Total Investments (Cost $1,048,897,378)		$1,049,823,899	121.5
	Liabilities in Excess of Other Assets		(185,661,818)	(21.5)
	Net Assets		$864,162,081	100.0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

R	Restricted Security
X	Fair value determined by Voya funds Valuation Committee appointed by the Board of Directors/Trustees.
^	This Senior Loan Interest is non-income producing.
(1)	Senior loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
(3)	Loan is on non-accrual basis.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound

Cost for federal income tax purposes is $1,049,625,324.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$8,948,121
Gross Unrealized Depreciation	(8,749,546)

Net Unrealized Appreciation	$198,575

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Equities and Other Assets	$6,723,899	$2,870	$130,692	$6,857,461
Other Corporate Debt	–	–	–	–
Senior Loans	–	1,042,966,438	–	1,042,966,438
Total Investments, at fair value	$6,723,899	$1,042,969,308	$130,692	$1,049,823,899
Other Financial Instruments+
Unfunded commitments	–	217,970	–	217,970
Forward Foreign Currency Contracts	–	524,953	–	524,953
Total Assets	$6,723,899	$1,043,712,231	$130,692	$1,050,566,822
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,321)	$–	$(3,321)
Total Liabilities	$–	$(3,321)	$–	$(3,321)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2014, the following forward foreign currency contracts were outstanding for the Voya Senior Income Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

State Street Bank	Canadian Dollar	686,000	Sell	06/20/14	$629,069	$632,390	$(3,321)
State Street Bank	EU Euro	31,030,000	Sell	06/20/14	42,753,116	42,297,136	455,980
State Street Bank	British Pound	8,185,000	Sell	06/20/14	13,786,896	13,717,923	68,973
							$521,632

The following unfunded commitments were outstanding as of May 31, 2014:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Longview Power LLC, New Delayed Draw Term Loan	$143,717	$335,389	$217,970

PORTFOLIO OF INVESTMENTS
Voya Senior Income Fund	as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$524,953
Total Asset Derivatives		$524,953

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$3,321
Total Liability Derivatives		$3,321

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

State Street Bank
Assets:
Forward foreign currency contracts	$524,953
Total Assets	$524,953

Liabilities:
Forward foreign currency contracts	$3,321
Total Liabilities	$3,321

Net OTC derivative instruments by counterparty, at fair value	$521,632

Total collateral pledged by the Fund/(Received from counterparty)

Net Exposure(1)	$521,632

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014